Short-Term Bond Fund of America®
Investment portfolio
November 30, 2024
unaudited

Bonds, notes & other debt instruments 92.04% U.S. Treasury bonds & notes 29.89% U.S. Treasury 28.17%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 5/31/2025	USD36,500	$35,764
U.S. Treasury 2.875% 6/15/2025	150,000	148,834
U.S. Treasury 4.625% 6/30/2025	393,903	394,404
U.S. Treasury 0.25% 8/31/2025	7,500	7,272
U.S. Treasury 5.00% 8/31/2025	215,500	216,346
U.S. Treasury 3.50% 9/15/2025	9,155	9,093
U.S. Treasury 0.25% 9/30/2025	2,500	2,417
U.S. Treasury 3.00% 9/30/2025	670	663
U.S. Treasury 5.00% 9/30/2025	10,037	10,084
U.S. Treasury 4.25% 10/15/2025	12,420	12,408
U.S. Treasury 3.00% 10/31/2025	25,716	25,405
U.S. Treasury 5.00% 10/31/2025	24,922	25,057
U.S. Treasury 2.25% 11/15/2025	3,000	2,941
U.S. Treasury 4.50% 11/15/2025	32,861	32,902
U.S. Treasury 0.375% 11/30/2025	4,750	4,567
U.S. Treasury 4.875% 11/30/2025	9,000	9,045
U.S. Treasury 4.25% 12/31/2025	60,320	60,254
U.S. Treasury 3.875% 1/15/2026	170,000	169,196
U.S. Treasury 0.375% 1/31/2026	24,922	23,811
U.S. Treasury 4.25% 1/31/2026	142,712	142,592
U.S. Treasury 4.00% 2/15/2026	18,459	18,396
U.S. Treasury 4.625% 3/15/2026	1,160	1,165
U.S. Treasury 2.375% 4/30/2026	18,500	18,024
U.S. Treasury 4.125% 6/15/2026	227,311	226,903
U.S. Treasury 0.875% 6/30/2026	7,200	6,833
U.S. Treasury 4.375% 7/31/2026	31,951	32,023
U.S. Treasury 0.75% 8/31/2026	18,960	17,863
U.S. Treasury 4.625% 9/15/2026	14,680	14,783
U.S. Treasury 0.875% 9/30/2026	71,796	67,620
U.S. Treasury 4.625% 10/15/2026	45,000	45,339
U.S. Treasury 4.125% 10/31/2026	51,920	51,849
U.S. Treasury 4.625% 11/15/2026	10,346	10,429
U.S. Treasury 4.375% 12/15/2026	16,156	16,214
U.S. Treasury 4.00% 1/15/2027	434,829	433,292
U.S. Treasury 4.125% 2/15/2027	24,971	24,946
U.S. Treasury 4.50% 4/15/2027	40,148	40,456
U.S. Treasury 3.375% 9/15/2027	431	423
U.S. Treasury 4.125% 9/30/2027[1]	305,000	305,065
U.S. Treasury 3.875% 10/15/2027	14,421	14,327
U.S. Treasury 4.125% 11/15/2027	385,275	385,440
U.S. Treasury 3.625% 3/31/2028	1,671	1,645
U.S. Treasury 4.00% 1/31/2029	157,630	156,953
U.S. Treasury 4.125% 10/31/2029	129,492	129,709
U.S. Treasury 1.875% 2/15/2041	341	241
U.S. Treasury 3.25% 5/15/2042	152	130
Short-Term Bond Fund of America — Page 1 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 11/15/2042	USD511	$402
U.S. Treasury 3.00% 8/15/2048	5,264	4,091
U.S. Treasury 2.25% 8/15/2049[1]	5,776	3,827
U.S. Treasury 1.875% 2/15/2051[1]	354	212
U.S. Treasury 2.875% 5/15/2052	208	156
U.S. Treasury 3.625% 2/15/2053[1]	7,860	6,854
U.S. Treasury 4.25% 2/15/2054[1]	9,260	9,045
U.S. Treasury 4.625% 5/15/2054	4,580	4,761
		3,382,471
U.S. Treasury inflation-protected securities 1.72%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[2]	119,371	118,137
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[2]	72,192	71,477
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[2]	19,141	16,503
		206,117
Total U.S. Treasury bonds & notes		3,588,588
Asset-backed obligations 27.64%
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 5.919% 10/20/2031[3,4,5]	1,222	1,225
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[3,4]	613	614
ACHV ABS Trust, Series 23-4CP, Class C, 7.71% 11/25/2030[3,4]	795	804
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031[3,4]	2,053	2,054
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031[3,4]	1,183	1,184
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[3,4]	383	379
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[3,4]	10	10
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[3,4]	3,374	3,380
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[3,4]	10,839	10,799
Affirm, Inc., Series 23-A, Class 1A, 6.61% 1/18/2028[3,4]	1,895	1,899
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[3,4]	41,206	41,763
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[3,4]	1,333	1,337
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[3,4]	27,574	27,769
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[3,4]	13,906	14,004
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[3,4]	8,800	8,832
Affirm, Inc., Series 2024-X2, Class A, 5.24% 12/17/2029[3,4]	16,802	16,859
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.626% 7/25/2036[3,4,5]	8,511	8,565
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.747% 4/20/2032[3,4,5]	5,116	5,120
American Credit Acceptance Receivables Trust, Series 2024-2, Class A, 5.90% 2/12/2027[3,4]	6,983	7,009
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[3,4]	6,339	6,364
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[3,4]	5,930	5,956
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[3,4]	2,463	2,491
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[3,4]	4,451	4,451
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[3,4]	6,537	6,599
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028[3,4]	2,044	2,042
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[3,4]	14,718	14,842
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[3]	9,901	9,846
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[3,4]	4,259	4,223
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[3,4]	1,521	1,509
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.883% 5/26/2031[3,4,5]	638	639
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[3]	1,432	1,434
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19% 4/19/2027[3]	5,043	5,070
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[3]	9,883	10,031
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029[3]	4,966	5,018
Short-Term Bond Fund of America — Page 2 of 34

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Apidos CLO, Series 2013-15, Class A1RR (3-month USD CME Term SOFR + 1.272%) 5.889% 4/20/2031[3,4,5]	USD881	$882
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.717% 1/20/2033[3,4,5]	6,248	6,252
Apidos CLO, Ltd., Series 2015-23, Class AR, (3-month USD CME Term SOFR + 1.482%) 6.138% 4/15/2033[3,4,5]	2,000	2,001
Ares CLO, Ltd., Series 2015-35R, Class B, (3-month USD CME Term SOFR + 1.912%) 6.568% 7/15/2030[3,4,5]	1,010	1,011
Ares CLO, Ltd., Series 2015-2, Class AR3, (3-month USD CME Term SOFR + 1.32%) 5.967% 4/17/2033[3,4,5]	3,000	3,007
Auxilior Term Funding, LLC, Series 24-1, Class A1, 5.593% 7/15/2025[3,4]	1,199	1,199
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[3,4]	10,479	10,557
Auxilior Term Funding, LLC, Series 2023-1, Class A2, 6.18% 12/15/2028[3,4]	1,586	1,604
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031[3,4]	2,802	2,844
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[3,4]	39,223	38,978
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[3,4]	1,520	1,512
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[3,4]	1,250	1,235
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[3,4]	18,269	17,773
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[3,4]	5,320	5,403
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[3,4]	6,476	6,610
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-7, Class A, 5.90% 8/21/2028[3,4]	3,900	3,987
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[3,4]	3,732	3,810
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A1, 5.589% 7/21/2025[3,4]	991	992
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029[3,4]	4,875	4,937
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[3,4]	20,154	20,342
Babson CLO, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.412%) 6.044% 1/18/2035[3,4,5]	1,500	1,501
Babson CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.10%) 7.717% 4/20/2036[3,4,5]	1,000	1,005
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.921% 2/20/2036[3,4,5]	24,200	24,231
Ballyrock, Ltd., CLO, Series 2023-23, Class A1, (3-month USD CME Term SOFR + 1.98%) 6.606% 4/25/2036[3,4,5]	857	861
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[3]	9,593	9,639
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029[3]	9,889	10,013
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[3,4]	1,161	1,128
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[3,4]	450	447
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[3,4]	650	627
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[3,4]	608	605
Barclays Dryrock Issuance Trust, Series 2022-1, Class A, 3.07% 2/15/2028[3]	5,000	4,971
Battalion CLO, Ltd., Series 2018-12, Class A2R, (3-month USD CME Term SOFR + 1.712%) 6.197% 5/17/2031[3,4,5]	1,883	1,884
Benefit Street Partners CLO, Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 5.836% 1/15/2033[3,4,5]	12,826	12,843
Benefit Street Partners CLO, Ltd., Series 2019-19, Class CR, (3-month USD CME Term SOFR + 2.10%) 6.756% 1/15/2033[3,4,5]	2,308	2,314
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 1.862%) 6.451% 4/30/2031[3,4,5]	700	701
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 6.817% 7/20/2035[3,4,5]	1,975	1,994
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[3,4]	4,908	4,914
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030[3,4]	190	191
Bluemountain CLO, Ltd., Series 2021-28, Class A, (3-month USD CME Term SOFR + 1.522%) 6.178% 4/15/2034[3,4,5]	1,110	1,111
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16% 11/25/2025[3]	1,025	1,026
BMW Vehicle Owner Trust, Series 2024-A, Class A3, 5.18% 2/26/2029[3]	1,330	1,348
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[3,4]	403	409
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[3,4]	7,035	7,110
Bridge Trust, Series 2024-SFR1, Class A, 4.00% 8/17/2040[3,4]	7,250	6,930
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A2, 5.82% 9/15/2026[3]	345	345
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027[3]	3,789	3,797
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[3]	3,648	3,649
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[3]	7,480	7,531
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[3]	10,329	10,367
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[3]	4,216	4,239
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028[3]	14,000	14,135
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[3]	1,507	1,517
Short-Term Bond Fund of America — Page 3 of 34

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028[3]	USD8,074	$8,072
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028[3]	1,977	1,992
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[3,4]	730	724
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[3,4]	19,231	19,400
Carlyle Global Market Strategies, CLO, Series 2019-1, Class A1AR, (3-month USD CME Term SOFR + 1.342%) 5.959% 4/20/2031[3,4,5]	213	214
Carlyle Global Market Strategies, CLO, Series 2014-2RA, Class A1, (3-month USD CME Term SOFR + 1.312%) 5.835% 5/15/2031[3,4,5]	610	610
Carlyle Global Market Strategies, CLO, Series 2014-3R, Class A1A, (3-month USD CME Term SOFR + 1.312%) 5.929% 7/27/2031[3,4,5]	1,129	1,131
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[3]	1,277	1,279
CarMax Auto Owner Trust, Series 2024-1, Class A2A, 5.30% 3/15/2027[3]	1,041	1,044
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[3]	9,939	9,990
CarMax Auto Owner Trust, Series 2024-4, Class A2A, 4.67% 12/15/2027[3]	10,644	10,659
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[3]	3,642	3,673
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92% 10/16/2028[3]	10,000	10,064
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[3]	15,911	16,051
CarMax Auto Owner Trust, Series 2024-3, Class B, 5.08% 2/15/2030[3]	2,472	2,500
CarMax Select Receivables Trust, Series 2024-A, Class A1, 5.617% 7/15/2025[3]	2,423	2,424
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[3]	3,889	3,911
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030[3]	1,438	1,468
Carvana Auto Receivables Trust, Series 2024-N1, Class A2, 5.76% 4/12/2027[3,4]	1,760	1,765
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027[3,4]	4,239	4,259
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[3,4]	1,133	1,140
Carvana Auto Receivables Trust, Series 2024-P3, Class A2, 4.61% 11/10/2027[3]	16,367	16,351
Carvana Auto Receivables Trust, Series 2024-P2, Class A2, 5.63% 11/10/2027[3]	1,237	1,243
Carvana Auto Receivables Trust, Series 2023-N4, Class A, 6.42% 1/10/2028[3,4]	3,876	3,908
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[3,4]	1,442	1,459
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[3]	1,644	1,578
Carvana Auto Receivables Trust, Series 2024-N3, Class A3, 4.53% 1/10/2029[3,4]	3,000	2,991
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029[3]	1,678	1,699
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[3,4]	736	752
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[3,4]	1,297	1,170
CCG Receivables Trust, Series 2024-1, Class A2, 4.99% 3/15/2032[3,4]	2,854	2,870
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 5.849% 7/27/2030[3,4,5]	795	795
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 7.406% 10/15/2034[3,4,5]	3,000	3,019
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 7.056% 3/22/2035[3,4,5]	2,000	2,005
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[3,4]	28,256	27,488
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[3,4]	20,519	19,346
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[3,4]	10,785	10,782
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[3,4]	4,262	4,257
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027[3,4]	16,304	16,366
Chase Auto Owner Trust, Series 2024-5A, Class A2, 4.40% 11/26/2027[3,4]	19,024	18,983
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029[3,4]	6,257	6,327
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029[3,4]	5,821	5,926
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[3,4]	9,977	10,059
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[3,4]	1,120	1,135
Chase Auto Owner Trust, Series 2024-5A, Class A3, 4.18% 8/27/2029[3,4]	5,000	4,967
Chase Auto Owner Trust, Series 2024-3, Class A4, 5.08% 12/25/2029[3,4]	940	956
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[3]	15,114	15,186
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[3,4]	4,442	4,505
CIFC Funding, Ltd., CLO, Series 2017-4, Class A1R, (3-month USD CME Term SOFR + 1.212%) 5.846% 10/24/2030[3,4,5]	745	747
Short-Term Bond Fund of America — Page 4 of 34

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CIFC Funding, Ltd., CLO, Series 2015-1, Class ARR, (3-month USD CME Term SOFR + 1.372%) 6.003% 1/22/2031[3,4,5]	USD139	$139
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[3]	7,630	7,684
Citizens Auto Receivables Trust, Series 2024-1, Class A2A, 5.43% 10/15/2026[3,4]	671	672
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[3,4]	5,430	5,501
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[3,4]	6,081	6,214
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[3,4]	13,436	13,381
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[3,4]	2,592	2,381
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[3,4]	5,637	5,174
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[3,4]	4,649	4,283
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[3,4]	1,642	1,489
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[3,4]	3,554	3,231
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[3,4]	3,699	3,715
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[3]	12,338	12,407
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029[3]	5,635	5,729
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029[3,4]	7,371	7,445
Covenant Credit Partners CLO, Ltd., Series 2017-1, Class C1, (3-month USD CME Term SOFR + 2.812%) 7.468% 10/15/2029[3,4,5]	539	540
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[3,4]	1,510	1,513
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[3,4]	1,921	1,923
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.09% 1/15/2027[3,4]	331	331
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[3,4]	1,010	1,012
CPS Auto Receivables Trust, Series 2024-A, Class A, 5.71% 9/15/2027[3,4]	1,905	1,912
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028[3,4]	3,138	3,155
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[3,4]	1,625	1,636
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[3,4]	7,196	7,203
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[3,4]	6,054	6,122
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029[3,4]	597	595
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[3,4]	4,663	4,679
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[3,4]	1,171	1,189
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[3,4]	262	262
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030[3,4]	1,589	1,612
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[3,4]	7,463	7,597
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.68% 3/15/2034[3,4]	1,665	1,689
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[3,4]	5,264	5,309
Crossroads Asset Trust, Series 2024-A, Class A1, 5.74% 6/20/2025[3,4]	1,220	1,220
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[3,4]	6,739	6,823
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[3]	14,550	14,593
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[3]	3,293	3,338
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030[3,4]	10,000	10,107
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030[3,4]	3,048	3,052
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69% 8/22/2030[3,4]	11,500	11,518
Discover Card Execution Note Trust, Series 2022-A3, Class A3, 3.56% 7/15/2027[3]	12,857	12,777
DLLAD, LLC, Series 21-1A, Class A3, 0.64% 9/21/2026[3,4]	1,268	1,249
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[3,4]	4,107	4,131
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[3,4]	1,227	1,249
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[3]	8,594	8,627
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[3]	3,733	3,720
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[3]	1,626	1,638
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029[3]	3,118	3,100
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[3]	2,892	2,916
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[3,4]	243	243
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[3,4]	202	202
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[3,4]	1,573	1,579
Short-Term Bond Fund of America — Page 5 of 34

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028[3,4]	USD4,851	$4,842
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[3,4]	5,316	5,339
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[3,4]	1,187	1,207
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 5.898% 4/15/2028[3,4,5]	860	860
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 5.736% 10/15/2030[3,4,5]	9,001	9,014
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.018% 1/15/2031[3,4,5]	1,854	1,857
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD CME Term SOFR + 1.272%) 5.795% 5/15/2031[3,4,5]	816	817
Dryden Senior Loan Fund, CLO, Series 2018-60A, Class A, (3-month USD CME Term SOFR + 1.312%) 5.968% 7/15/2031[3,4,5]	840	840
Dryden Senior Loan Fund, CLO, Series 2021-93, Class A1A, (3-month USD CME Term SOFR + 1.342%) 5.998% 1/15/2034[3,4,5]	725	726
Dryden Senior Loan Fund, CLO, Series 2016-43, Class AR2, (3-month USD CME Term SOFR + 1.302%) 5.919% 4/20/2034[3,4,5]	1,250	1,250
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[3,4]	612	560
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[3,4]	4,555	4,595
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[3,4]	8,430	8,486
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[3,4]	18,962	18,971
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[3,4]	2,090	2,082
Enterprise Fleet Financing, LLC, Series 22-1, Class A3, 3.27% 1/20/2028[3,4]	200	197
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[3,4]	1,293	1,290
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[3,4]	6,587	6,632
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[3,4]	7,390	7,439
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[3,4]	4,534	4,598
Exeter Automobile Receivables Trust, Series 2024-1, Class A2, 5.53% 10/15/2026[3]	2,571	2,573
Exeter Automobile Receivables Trust, Series 2024-2A, Class A3, 5.63% 10/15/2026[3]	4,360	4,367
Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.86% 12/15/2026[3]	179	179
Exeter Automobile Receivables Trust, Series 24-3A, Class A2, 5.82% 2/15/2027[3]	1,615	1,619
Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.32% 3/15/2027[3]	8,744	8,770
Exeter Automobile Receivables Trust, Series 2024-5, Class A2, 4.79% 4/15/2027[3]	19,250	19,250
Exeter Automobile Receivables Trust, Series 2023-1A, Class B, 5.72% 4/15/2027[3]	921	921
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027[3]	493	494
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[3]	4,150	4,160
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[3]	2,204	2,209
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027[3]	2,960	2,970
Exeter Automobile Receivables Trust, Series 2024-3, Class A3, 5.65% 12/15/2027[3]	3,493	3,517
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[3]	2,330	2,356
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028[3]	283	287
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[3]	6,168	6,198
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[3]	4,255	4,299
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030[3]	3,259	3,281
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[3]	4,144	4,170
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[3]	5,347	5,435
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[3]	4,219	4,275
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[3,4]	5,909	5,741
FirstKey Homes Trust, Series 20-SFR2, Class C, 1.667% 10/19/2037[3,4]	800	774
Flagship Credit Auto Trust, Series 2023-3, Class A2, 5.89% 7/15/2027[3,4]	2,126	2,134
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[3,4]	2,114	2,128
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[3,4]	2,126	2,149
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[3]	9,463	9,508
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[3]	2,413	2,429
Ford Credit Auto Owner Trust, Series 2024-C, Class A3, 4.07% 7/15/2029[3]	6,000	5,957
Short-Term Bond Fund of America — Page 6 of 34

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[3,4]	USD2,000	$1,996
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[3,4]	7,910	7,867
Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06% 4/15/2033[3,4]	67,686	65,620
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[3,4]	14,573	14,723
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[3,4]	2,981	3,059
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[3,4]	22,300	22,179
Fortress Credit BSL, Ltd., Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 6.032% 10/18/2033[3,4,5]	3,938	3,938
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class AT, (3-month USD CME Term SOFR + 2.25%) 6.876% 4/23/2036[3,4,5]	1,500	1,508
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD CME Term SOFR + 1.232%) 5.888% 10/15/2030[3,4,5]	649	649
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[3,4]	6,778	6,290
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[3,4]	5,067	4,593
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[3,4]	15,981	15,052
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[3,4]	12,364	11,670
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[3,4]	14,222	13,011
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[3,4]	6,153	5,666
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[3,4]	10,527	10,555
GLS Auto Receivables Trust, Series 2024-2, Class A2, 5.77% 6/15/2027[3,4]	1,503	1,508
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[3,4]	20,000	20,165
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027[3,4]	2,915	2,927
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027[3,4]	1,717	1,717
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028[3,4]	3,563	3,595
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028[3,4]	927	930
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028[3,4]	3,110	3,111
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[3,4]	895	902
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029[3,4]	724	728
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[3,4]	5,212	5,277
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[3,4]	9,897	9,849
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[3,4]	11,509	11,573
GLS Auto Select Receivables Trust, Series 24-3A, Class B, 5.64% 8/15/2030[3,4]	2,150	2,179
GLS Auto Select Receivables Trust, Series 24-3A, Class C, 5.92% 8/15/2030[3,4]	2,500	2,542
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030[3,4]	780	771
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.16% 4/20/2026[3]	2,019	2,022
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[3]	3,042	3,058
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027[3]	6,238	6,309
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[3]	1,372	1,383
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A2A, 5.19% 3/16/2026[3]	69	69
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[3]	8,324	8,409
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[3,4]	2,325	2,413
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[3,4]	6,653	6,949
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[3,4]	6,722	6,719
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[3]	4,964	4,996
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029[3]	2,495	2,521
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class A3, 4.40% 8/16/2029[3]	3,784	3,780
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[3,4]	16,100	16,290
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 6.377% 10/25/2034[3,4,5]	4,000	4,012
Golub Capital Partners CLO, Ltd., Series 2016-31A, Class A2RR, (3-month USD CME Term SOFR + 1.75%) 6.409% 11/5/2037[3,4,5]	1,000	1,002
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 6.167% 4/20/2033[3,4,5]	935	936
Great America Leasing Receivables, Series 2023-1, Class B, 5.21% 3/15/2030[3,4]	500	506
Great America Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027[3,4]	10,034	10,094
Greatamerica Leasing Receivables Funding, LLC, Series 2023-1, Class A3, 5.15% 7/15/2027[3,4]	2,574	2,593
Short-Term Bond Fund of America — Page 7 of 34

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Greatamerica Leasing Receivables Funding, LLC, Series 22-1, Class A4, 5.35% 7/16/2029[3,4]	USD2,553	$2,582
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/28/2031[3,4,5]	4,020	4,024
Guggenheim CLO, Ltd., Series 2022-2, Class C, (3-month USD CME Term SOFR + 4.50%) 9.156% 1/15/2035[3,4,5]	618	622
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.667% 1/20/2031[3,4,5]	2,834	2,843
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[3,4]	9,215	9,120
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[3,4]	26,860	26,655
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[3,4]	14,591	14,666
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[3,4]	3,000	2,903
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[3,4]	12,980	13,445
Hertz Vehicle Financing, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[3,4]	1,916	1,911
Hertz Vehicle Financing, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[3,4]	610	608
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027[3,4]	3,340	3,352
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[3,4]	51,724	48,514
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[3,4]	10,650	10,844
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[3,4]	21,414	21,628
Hertz Vehicle Financing, LLC, Series 2024-2A, Class A, 5.48% 1/27/2031[3,4]	12,000	12,227
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[3]	5,561	5,577
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028[3]	3,626	3,664
Honda Auto Receivables Owner Trust, Series 2024-2, Class A3, 5.27% 11/20/2028[3]	1,429	1,449
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[3,4]	582	573
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031[3,4]	1,491	1,507
HPEFS Equipment Trust, Series 2024-2, Class A2, 5.50% 10/20/2031[3,4]	5,107	5,135
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027[3,4]	9,596	9,645
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[3,4]	1,425	1,434
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[3]	5,574	5,621
ICG US CLO, Ltd., Series 2014-2, Class ARR, (3-month USD CME Term SOFR + 1.292%) 5.948% 1/15/2031[3,4,5]	148	148
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 6.618% 7/14/2031[3,4,5]	2,000	2,001
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.817% 4/20/2032[3,4,5]	9,555	9,566
Jamestown CLO, Ltd., Series 2019-1, Class BR, (3-month USD CME Term SOFR + 2.50%) 7.117% 4/20/2032[3,4,5]	4,000	4,008
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[3]	3,689	3,725
John Deere Owner Trust, Series 22-A, Class A4, 2.49% 1/16/2029[3]	263	258
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029[3]	11,723	11,914
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.867% 7/20/2036[3,4,5]	16,975	17,005
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 6.098% 1/15/2031[3,4,5]	345	346
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 5.918% 4/15/2031[3,4,5]	856	858
KKR Financial CLO, Ltd., Series 16, Class A12R, (3-month USD CME Term SOFR + 1.472%) 6.089% 10/20/2034[3,4,5]	735	736
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027[3,4]	4,137	4,166
LAD Auto Receivables Trust, Series 2023-3, Class A2, 6.09% 6/15/2026[3,4]	432	433
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[3,4]	1,998	1,999
LAD Auto Receivables Trust, Series 2024-1, Class A2, 5.44% 11/16/2026[3,4]	6,445	6,455
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[3,4]	1,891	1,893
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[3,4]	18,199	18,257
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[3,4]	655	657
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[3,4]	642	648
LAD Auto Receivables Trust, Series 2023-3, Class A3, 6.12% 9/15/2027[3,4]	25,457	25,602
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027[3,4]	8,915	8,911
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[3,4]	12,972	13,075
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[3,4]	339	343
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[3,4]	6,526	6,551
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[3,4]	4,505	4,525
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028[3,4]	12,138	12,287
Short-Term Bond Fund of America — Page 8 of 34

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[3,4]	USD895	$900
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028[3,4]	4,185	4,232
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[3,4]	6,414	6,465
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[3,4]	1,980	1,993
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[3,4]	1,470	1,483
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[3,4]	3,273	3,264
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029[3,4]	4,612	4,682
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029[3,4]	1,408	1,401
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030[3,4]	394	394
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030[3,4]	142	141
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.989% 7/16/2031[3,4,5]	3,003	3,006
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031[3,4]	6,103	6,109
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 5.879% 7/21/2030[3,4,5]	8,030	8,030
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.849% 7/27/2031[3,4,5]	537	538
Madison Park Funding, Ltd., CLO, Series 2021-48A, Class A, (3-month USD CME Term SOFR + 1.412%) 6.029% 4/19/2033[3,4,5]	964	965
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.906% 7/15/2036[3,4,5]	2,771	2,771
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.531% 7/23/2032[3,4,5]	20,047	20,047
Marble Point CLO XIX, Ltd., Series 2020-3, Class CR, (3-month USD CME Term SOFR + 2.50%) 7.117% 1/19/2034[3,4,5]	3,000	3,003
Marble Point CLO, Ltd., Series 2019-1A, Class BR2, (3-month USD CME Term SOFR + 1.60%) 6.091% 7/23/2032[3,4,5]	1,250	1,250
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[3]	4,770	4,834
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029[3]	9,895	9,945
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031[3]	4,571	4,613
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[3,4]	15,885	16,030
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[3,4]	11,873	12,003
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[3,4]	23,801	23,966
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[3,4]	16,670	16,774
MMAF Equipment Finance, LLC, Series 24-A, Class A2, 5.20% 9/13/2027[3,4]	1,779	1,785
Monroe Capital MML CLO X, LLC, Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.87%) 6.391% 5/20/2034[3,4,5]	1,800	1,805
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 6.708% 9/14/2033[3,4,5]	4,000	4,006
MP CLO III, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.512%) 6.129% 10/20/2030[3,4,5]	93	93
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[3,4]	2,679	2,417
Navient Student Loan Trust, Series 2020-D, Class A, 1.69% 5/15/2069[3,4]	870	812
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[3,4]	1,155	1,037
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[3,4]	4,619	4,137
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[3,4]	2,118	1,877
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[3,4]	4,172	3,672
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[3,4]	9,169	8,143
Navistar Financial Dealer Note Master Trust, Series 23-1, Class A, 6.18% 8/25/2028[3,4]	895	904
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[3,4]	10,443	9,601
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[3,4]	8,256	7,620
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[3,4]	16,576	15,359
Neuberger Berman CLO, Ltd., Series 2019-31A, Class AR, (3-month USD CME Term SOFR + 1.302%) 5.919% 4/20/2031[3,4,5]	319	319
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[3,4]	50,385	46,496
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.857% 7/25/2030[3,4,5]	3,488	3,490
Short-Term Bond Fund of America — Page 9 of 34

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[3,4]	USD20,778	$20,810
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 7.117% 4/20/2035[3,4,5]	3,000	3,006
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.617% 1/20/2035[3,4,5]	2,400	2,402
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/20/2031[3,4,5]	1,818	1,821
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 5.938% 4/10/2033[3,4,5]	3,050	3,060
OCP CLO, Ltd., Series 2023-29, Class C, (3-month USD CME Term SOFR + 3.10%) 7.717% 1/20/2035[3,4,5]	1,200	1,202
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[3,4]	6,093	5,996
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[3,4]	9,128	9,257
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[3,4]	1,585	1,554
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[3,4]	5,697	5,505
Owl Rock CLO, Ltd., Series 2022-7, Class A1, (3-month USD CME Term SOFR + 2.10%) 6.717% 7/20/2033[3,4,5]	4,000	4,007
Palmer Square Loan Funding Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.635% 7/24/2031[3,4,5]	7,333	7,335
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.718% 10/15/2029[3,4,5]	4,840	4,843
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.318% 10/15/2029[3,4,5]	4,278	4,285
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 5.706% 4/15/2030[3,4,5]	1,948	1,949
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.571% 1/15/2033[3,4,5]	3,243	3,243
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD CME Term SOFR + 1.262%) 5.909% 10/17/2031[3,4,5]	1,213	1,213
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A1, 5.723% 6/20/2025[3,4]	7,490	7,501
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[3,4]	15,446	15,390
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[3,4]	21,764	21,965
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A3, 5.64% 11/20/2030[3,4]	9,000	9,132
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[3,4]	1,463	1,448
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[3,4]	5,455	5,438
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.956% 8/16/2027[3,4,5]	3,590	3,607
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[3,4]	10,653	10,809
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[3,4]	7,722	7,791
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029[3,4]	7,918	7,938
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033[3]	4,801	4,832
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 6.567% 4/20/2036[3,4,5]	3,000	3,015
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[3,4]	3,883	3,925
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.309% 9/15/2039[3,4,5]	1,480	1,483
PK ALIFT Loan Funding, Series 2024-2, Class A, 5.052% 10/15/2039[3,4]	5,543	5,463
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A2A, 4.47% 12/21/2026[3,4]	23,900	23,873
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027[3,4]	2,293	2,297
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35% 10/20/2027[3,4]	5,237	5,228
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027[3,4]	6,415	6,426
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030[3,4]	2,634	2,621
PPM CLO 2, Ltd., Series 2019-2, Class CR2, (3-month USD CME Term SOFR + 2.80%) 7.447% 4/16/2037[3,4,5]	3,000	3,024
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[3,4]	342	342
Prestige Auto Receivables Trust, Series 2023-2, Class A2, 6.24% 1/15/2027[3,4]	824	827
Prestige Auto Receivables Trust, Series 2024-2, Class A2, 4.72% 2/15/2028[3,4]	17,635	17,620
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[3,4]	1,060	1,068
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029[3,4]	515	512
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.952% 7/25/2051[3,4,5]	527	525
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.858% 10/15/2030[3,4,5]	8,097	8,100
Rad CLO, Ltd., Series 2019-4, Class CR, (3-month USD CME Term SOFR + 2.20%) 6.826% 4/25/2032[3,4,5]	1,050	1,050
Short-Term Bond Fund of America — Page 10 of 34

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Rad CLO, Ltd., Series 2019-5, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.016% 7/24/2032[3,4,5]	USD508	$508
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[3,4]	593	594
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[3,4]	7,498	7,533
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class BR, (3-month USD CME Term SOFR + 1.50%) 6.126% 10/25/2031[3,4,5]	4,428	4,428
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 6.213% 10/25/2031[3,4,5]	6,663	6,662
Regatta XX Funding, Ltd., CLO, Series 2021-2, Class A, (3-month USD CME Term SOFR + 1.422%) 6.078% 10/15/2034[3,4,5]	2,000	2,004
Regatta XXIII Funding, Ltd., Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.029% 1/20/2035[3,4,5]	550	551
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[3,4]	3,407	3,407
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 6.069% 10/20/2030[3,4,5]	594	594
Rockford Tower CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.362%) 5.883% 5/20/2031[3,4,5]	257	257
RR, Ltd., Series 2022-24, Class A1AR, (3-month USD CME Term SOFR + 1.73%) 6.386% 1/15/2036[3,4,5]	2,000	2,000
Santander Drive Auto Receivables Trust, Series 2023-3, Class A2, 6.08% 8/17/2026[3]	25	25
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[3]	7,208	7,223
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[3]	776	777
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[3]	1,354	1,353
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[3]	942	943
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[3]	2,679	2,678
Santander Drive Auto Receivables Trust, Series 2024-3, Class A2, 5.91% 6/15/2027[3]	5,059	5,080
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[3]	15,257	15,300
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027[3]	11,475	11,490
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[3]	9,316	9,347
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[3]	4,660	4,652
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[3]	1,521	1,532
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[3]	6,392	6,395
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[3]	5,322	5,341
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028[3]	1,152	1,164
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[3]	2,810	2,840
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028[3]	2,564	2,592
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[3]	10,512	10,510
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028[3]	7,280	7,269
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[3]	4,994	5,003
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[3]	16,960	17,147
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[3]	3,718	3,740
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029[3]	1,649	1,654
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029[3]	7,726	7,825
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[3]	7,586	7,731
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49% 8/15/2029[3]	400	399
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029[3]	917	922
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029[3]	7,975	8,104
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[3]	8,843	8,879
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[3]	902	923
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[3]	961	989
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[3,4]	4,481	4,489
SBNA Auto Lease Trust, Series 2024-C, Class A2, 4.94% 11/20/2026[3,4]	17,070	17,087
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[3,4]	9,804	9,858
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[3,4]	3,104	3,117
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[3,4]	3,490	3,535
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028[3,4]	6,248	6,243
Short-Term Bond Fund of America — Page 11 of 34

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[3,4]	USD3,427	$3,456
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032[3,4]	12,230	12,495
SCF Equipment Trust, LLC, Series 21-1A, Class D, 1.93% 9/20/2030[3,4]	3,488	3,423
SCF Equipment Trust, LLC, Series 21-1A, Class E, 3.56% 8/20/2032[3,4]	775	767
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[3,4]	2,551	2,558
SFS Auto Receivables Securitization Trust, Series 2024-1, Class A2, 5.35% 6/21/2027[3,4]	535	536
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028[3,4]	24,370	24,380
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030[3,4]	10,864	10,888
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049[3,4]	469	461
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.356% 11/15/2052[3,4,5]	1,067	1,081
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[3,4]	1,447	1,288
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 5.998% 4/15/2030[3,4,5]	1,162	1,162
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 5.859% 10/20/2030[3,4,5]	4,488	4,493
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.044% 4/18/2031[3,4,5]	249	250
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 7.144% 4/18/2031[3,4,5]	1,200	1,200
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.044% 7/18/2031[3,4,5]	5,283	5,294
Space Coast Credit Union, Series 2024-1, Class A2, 5.45% 12/15/2027[3,4]	4,748	4,762
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029[3,4]	3,183	3,199
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[3,4]	5,989	5,715
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[3,4]	1,555	1,481
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[3,4]	8,644	8,291
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.037% 4/20/2036[3,4,5]	14,000	14,003
Sycamore Tree CLO, Ltd., Series 2024-5, Class C, (3-month USD CME Term SOFR + 2.75%) 7.367% 4/20/2036[3,4,5]	2,667	2,672
Sycamore Tree CLO, Ltd., Series 2023-4, Class C, (3-month USD CME Term SOFR + 3.70%) 8.317% 10/20/2036[3,4,5]	1,500	1,525
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 5.717% 10/25/2029[3,4,5]	952	953
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[3]	5,633	5,721
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029[3]	3,984	4,069
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030[3]	8,978	9,064
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[3,4]	5,846	5,438
TCI-Flatiron CLO, Ltd., Series 2016-1A, Class AR3, (3-month USD CME Term SOFR + 1.10%) 5.747% 1/17/2032[3,4,5]	293	293
Telos CLO, Ltd., Series 2013-4, Class AR, (3-month USD CME Term SOFR + 1.502%) 6.149% 1/17/2030[3,4,5]	112	112
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[3,4]	3,997	3,810
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[3,4]	2,720	2,525
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[3,4]	7,159	6,489
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[3,4]	6,563	6,000
The Huntington National Bank, Series 2024-2, Class B1, 5.442% 10/20/2032[3,4]	14,117	14,133
TICP CLO, Ltd., Series 2018-12, Class AR, (3-month USD CME Term SOFR + 1.432%) 6.088% 7/15/2034[3,4,5]	2,000	2,004
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[3,4]	1,589	1,414
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[3,4]	14,656	14,784
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027[3]	12,679	12,680
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[3]	6,004	6,051
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028[3]	8,021	8,063
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88% 3/15/2029[3]	2,980	3,010
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029[3]	3,293	3,317
Toyota Lease Owner Trust, Series 2024-B, Class A2A, 4.31% 2/22/2027[3,4]	35,750	35,662
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 6.326% 1/25/2036[3,4,5]	10,000	10,020
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.817% 1/20/2032[3,4,5]	9,832	9,847
Short-Term Bond Fund of America — Page 12 of 34

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 5.996% 4/25/2033[3,4,5]	USD1,628	$1,630
Trinitas CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.461%) 6.087% 1/25/2035[3,4,5]	1,000	1,000
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[3,4]	12,374	11,287
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[3,4]	4,182	3,739
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[3,4]	3,889	3,897
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.712% 1/20/2037[3,4,5]	8,000	8,000
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 5.775% 9/7/2030[3,4,5]	2,127	2,128
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 5.964% 7/18/2031[3,4,5]	3,207	3,211
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[3,4]	5,781	5,863
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[3]	14,170	14,184
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[3]	8,983	9,027
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025)[3,6]	13,957	13,866
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[3,6]	14,221	14,220
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[3]	10,895	11,117
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030[3]	10,364	10,308
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031[3,4]	3,475	3,523
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032[3,4]	2,919	2,987
Volvo Financial Equipment, LLC, Series 2024-1A, Class A2, 4.56% 5/17/2027[3,4]	34,106	34,055
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.856% 10/15/2031[3,4,5]	7,780	7,790
Voya CLO, Ltd., Series 2018-3, Class CR2, (3-month USD CME Term SOFR + 2.35%) 7.006% 10/15/2031[3,4,5]	3,000	3,005
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[3,4]	3,273	3,284
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[3,4]	2,093	2,112
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.059% 1/17/2031[3,4,5]	599	599
Wellfleet CLO, Ltd., Series 2018-2A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.467% 10/20/2031[3,4,5]	1,944	1,944
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[3,4]	2,073	2,074
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[3,4]	72	72
Westlake Automobile Receivables Trust, Series 2024-1, Class A2A, 5.62% 3/15/2027[3,4]	4,063	4,073
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[3,4]	4,346	4,374
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[3,4]	13,000	13,085
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[3,4]	17,755	17,979
Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82% 8/15/2027[3,4]	16,000	16,009
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[3,4]	3,739	3,774
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[3,4]	11,200	11,238
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[3,4]	1,863	1,883
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[3,4]	2,876	2,878
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[3,4]	1,771	1,777
Westlake Automobile Receivables Trust, Series 2024-2, Class A3, 5.56% 2/15/2028[3,4]	2,492	2,516
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028[3,4]	3,749	3,747
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[3,4]	686	692
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[3,4]	2,617	2,649
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030[3,4]	2,775	2,811
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[3,4]	1,341	1,351
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[3,4]	13,821	13,862
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[3,4]	11,244	11,235
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD CME Term SOFR + 1.912%) 6.568% 7/15/2030[3,4,5]	250	250
Wind River CLO, Ltd., Series 2013-2A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 5.894% 10/18/2030[3,4,5]	546	546
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.817% 10/20/2030[3,4,5]	13,538	13,537
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 8.126% 4/25/2036[3,4,5]	500	505
Short-Term Bond Fund of America — Page 13 of 34

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[3,4]	USD5,070	$5,078
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[3]	5,276	5,307
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[3]	5,394	5,496
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031[3]	15,181	15,199
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[3]	8,153	8,186
		3,318,007
Mortgage-backed obligations 26.66% Federal agency mortgage-backed obligations 13.12%
Fannie Mae Pool #AD2028 4.50% 3/1/2025[3]	16	16
Fannie Mae Pool #555538 6.68% 5/1/2033[3,5]	111	114
Fannie Mae Pool #888521 6.389% 3/1/2034[3,5]	224	231
Fannie Mae Pool #889579 6.00% 5/1/2038[3]	815	850
Fannie Mae Pool #AL0095 6.00% 7/1/2038[3]	28	29
Fannie Mae Pool #889983 6.00% 10/1/2038[3]	333	348
Fannie Mae Pool #MA5477 6.00% 9/1/2039[3]	4,391	4,482
Fannie Mae Pool #AI8806 5.00% 8/1/2041[3]	588	595
Fannie Mae Pool #AB9584 3.50% 6/1/2043[3]	3	3
Fannie Mae Pool #BK2010 4.00% 4/1/2048[3]	11	11
Fannie Mae Pool #BK5305 4.00% 6/1/2048[3]	7	7
Fannie Mae Pool #MA4785 5.00% 10/1/2052[3]	46	45
Fannie Mae Pool #BX1762 5.50% 11/1/2052[3]	37	37
Fannie Mae Pool #MA4842 5.50% 12/1/2052[3]	3,128	3,133
Fannie Mae Pool #MA4894 6.00% 1/1/2053[3]	1,363	1,381
Fannie Mae Pool #BX5666 6.00% 1/1/2053[3]	83	84
Fannie Mae Pool #MA4919 5.50% 2/1/2053[3]	545	545
Fannie Mae Pool #FS4191 5.50% 3/1/2053[3]	1,877	1,889
Fannie Mae Pool #MA4942 6.00% 3/1/2053[3]	386	391
Fannie Mae Pool #MA4978 5.00% 4/1/2053[3]	237	233
Fannie Mae Pool #MA4979 5.50% 4/1/2053[3]	3,758	3,757
Fannie Mae Pool #MA4980 6.00% 4/1/2053[3]	53	54
Fannie Mae Pool #FS4563 5.00% 5/1/2053[3]	1,292	1,272
Fannie Mae Pool #FS4840 5.50% 5/1/2053[3]	270	270
Fannie Mae Pool #MA5010 5.50% 5/1/2053[3]	89	89
Fannie Mae Pool #FS5192 5.50% 6/1/2053[3]	1,405	1,407
Fannie Mae Pool #MA5039 5.50% 6/1/2053[3]	927	927
Fannie Mae Pool #CB6485 6.00% 6/1/2053[3]	19,588	19,849
Fannie Mae Pool #CB6486 6.00% 6/1/2053[3]	11,886	12,083
Fannie Mae Pool #CB6465 6.00% 6/1/2053[3]	9,038	9,157
Fannie Mae Pool #CB6491 6.50% 6/1/2053[3]	6,103	6,308
Fannie Mae Pool #CB6490 6.50% 6/1/2053[3]	2,201	2,262
Fannie Mae Pool #CB6468 6.50% 6/1/2053[3]	1,582	1,624
Fannie Mae Pool #MA5072 5.50% 7/1/2053[3]	546	546
Fannie Mae Pool #MA5073 6.00% 7/1/2053[3]	843	854
Fannie Mae Pool #CB6768 6.50% 7/1/2053[3]	2,448	2,513
Fannie Mae Pool #CB7104 5.50% 9/1/2053[3]	25,730	25,887
Fannie Mae Pool #MA5139 6.00% 9/1/2053[3]	1,671	1,692
Fannie Mae Pool #MA5165 5.50% 10/1/2053[3]	5	5
Fannie Mae Pool #MA5166 6.00% 10/1/2053[3]	19,385	19,632
Fannie Mae Pool #FS6838 5.50% 11/1/2053[3]	1,550	1,550
Fannie Mae Pool #MA5191 6.00% 11/1/2053[3]	23,293	23,590
Fannie Mae Pool #CB7426 6.50% 11/1/2053[3]	18,609	19,157
Fannie Mae Pool #CB7617 6.00% 12/1/2053[3]	3,202	3,244
Fannie Mae Pool #CB7626 6.50% 12/1/2053[3]	7,188	7,418
Fannie Mae Pool #CB7862 6.00% 1/1/2054[3]	10,626	10,769
Short-Term Bond Fund of America — Page 14 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS6873 6.50% 1/1/2054[3]	USD23,998	$24,644
Fannie Mae Pool #FS6767 6.50% 1/1/2054[3]	9,278	9,558
Fannie Mae Pool #MA5271 5.50% 2/1/2054[3]	334	334
Fannie Mae Pool #FS6809 5.50% 2/1/2054[3]	158	158
Fannie Mae Pool #CB7932 6.00% 2/1/2054[3]	22,305	22,601
Fannie Mae Pool #FS7031 6.00% 2/1/2054[3]	1,874	1,897
Fannie Mae Pool #FS7503 6.00% 2/1/2054[3]	1,586	1,606
Fannie Mae Pool #CB7933 6.50% 2/1/2054[3]	15,486	15,907
Fannie Mae Pool #CB8143 5.50% 3/1/2054[3]	21,353	21,445
Fannie Mae Pool #CB8151 5.50% 3/1/2054[3]	3,159	3,159
Fannie Mae Pool #MA5296 5.50% 3/1/2054[3]	178	178
Fannie Mae Pool #FS7507 6.00% 3/1/2054[3]	13,895	14,169
Fannie Mae Pool #CB8163 6.00% 3/1/2054[3]	13,062	13,320
Fannie Mae Pool #MA5295 6.00% 3/1/2054[3]	231	234
Fannie Mae Pool #CB8168 6.00% 3/1/2054[3]	123	125
Fannie Mae Pool #CB8337 5.50% 4/1/2054[3]	6,905	6,914
Fannie Mae Pool #MA5329 6.50% 4/1/2054[3]	25,462	26,085
Fannie Mae Pool #DB5160 5.50% 5/1/2054[3]	619	619
Fannie Mae Pool #DB2495 6.00% 5/1/2054[3]	1,350	1,367
Fannie Mae Pool #MA5355 6.50% 5/1/2054[3]	1,887	1,933
Fannie Mae Pool #FS8131 5.50% 6/1/2054[3]	15,771	15,838
Fannie Mae Pool #FS8153 6.00% 6/1/2054[3]	3,830	3,912
Fannie Mae Pool #DB6878 6.00% 6/1/2054[3]	2,101	2,127
Fannie Mae Pool #FS8223 6.00% 6/1/2054[3]	438	445
Fannie Mae Pool #FS8219 6.00% 6/1/2054[3]	398	406
Fannie Mae Pool #CB8725 6.50% 6/1/2054[3]	7,369	7,615
Fannie Mae Pool #CB8842 5.50% 7/1/2054[3]	13,084	13,115
Fannie Mae Pool #FS8467 5.50% 7/1/2054[3]	11,376	11,421
Fannie Mae Pool #BU4699 5.50% 7/1/2054[3]	6,324	6,339
Fannie Mae Pool #CB8838 5.50% 7/1/2054[3]	2,866	2,879
Fannie Mae Pool #DB5213 5.50% 7/1/2054[3]	1,698	1,697
Fannie Mae Pool #MA5421 6.00% 7/1/2054[3]	8,382	8,484
Fannie Mae Pool #DB5214 6.00% 7/1/2054[3]	3,812	3,858
Fannie Mae Pool #BU4700 6.00% 7/1/2054[3]	2,141	2,180
Fannie Mae Pool #DB6901 6.00% 7/1/2054[3]	1,321	1,337
Fannie Mae Pool #CB8855 6.00% 7/1/2054[3]	956	975
Fannie Mae Pool #FS8318 6.00% 7/1/2054[3]	888	905
Fannie Mae Pool #DB7039 6.00% 7/1/2054[3]	339	345
Fannie Mae Pool #CB8872 6.50% 7/1/2054[3]	11,238	11,613
Fannie Mae Pool #CB8876 6.50% 7/1/2054[3]	3,200	3,290
Fannie Mae Pool #FS8317 6.50% 7/1/2054[3]	1,821	1,879
Fannie Mae Pool #DB6906 6.50% 7/1/2054[3]	10	10
Fannie Mae Pool #CB8977 5.00% 8/1/2054[3]	370	363
Fannie Mae Pool #DB7783 5.50% 8/1/2054[3]	6,528	6,529
Fannie Mae Pool #MA5445 6.00% 8/1/2054[3]	8,511	8,615
Fannie Mae Pool #FS8757 6.00% 8/1/2054[3]	1,327	1,353
Fannie Mae Pool #FS8758 6.00% 8/1/2054[3]	725	736
Fannie Mae Pool #BU4916 6.00% 8/1/2054[3]	683	693
Fannie Mae Pool #FS8756 6.00% 8/1/2054[3]	527	538
Fannie Mae Pool #BU4968 6.00% 8/1/2054[3]	443	449
Fannie Mae Pool #DB7687 6.00% 8/1/2054[3]	179	183
Fannie Mae Pool #DB7690 6.00% 8/1/2054[3]	140	143
Fannie Mae Pool #DC0296 6.00% 8/1/2054[3]	134	136
Fannie Mae Pool #CB9071 6.50% 8/1/2054[3]	7,327	7,550
Short-Term Bond Fund of America — Page 15 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8783 6.50% 8/1/2054[3]	USD1,912	$1,971
Fannie Mae Pool #FS9025 5.50% 9/1/2054[3]	8,607	8,633
Fannie Mae Pool #CB9210 5.50% 9/1/2054[3]	1,912	1,913
Fannie Mae Pool #CB9146 5.50% 9/1/2054[3]	1,119	1,123
Fannie Mae Pool #BU4946 5.50% 9/1/2054[3]	1,107	1,106
Fannie Mae Pool #CB9159 6.00% 9/1/2054[3]	2,956	3,014
Fannie Mae Pool #FS8866 6.00% 9/1/2054[3]	1,384	1,411
Fannie Mae Pool #DC1873 6.00% 9/1/2054[3]	227	231
Fannie Mae Pool #BU5049 6.50% 10/1/2054[3]	1,671	1,729
Fannie Mae Pool #DB2354 4.50% 11/1/2054[3]	16,498	15,849
Fannie Mae Pool #MA5529 4.50% 11/1/2054[3]	1,188	1,141
Fannie Mae Pool #BU5165 5.50% 11/1/2054[3]	65	65
Fannie Mae Pool #CB9432 6.00% 11/1/2054[3]	18,905	19,278
Fannie Mae Pool #BM6736 4.50% 11/1/2059[3]	4,515	4,381
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[3,5]	8	8
Freddie Mac Pool #781228 6.375% 2/1/2034[3,5]	173	176
Freddie Mac Pool #A23893 5.50% 7/1/2034[3]	97	100
Freddie Mac Pool #782818 6.741% 11/1/2034[3,5]	119	123
Freddie Mac Pool #1H2524 6.766% 8/1/2035[3,5]	341	354
Freddie Mac Pool #1L1292 7.032% 1/1/2036[3,5]	286	295
Freddie Mac Pool #G02162 5.50% 5/1/2036[3]	75	77
Freddie Mac Pool #848751 6.758% 6/1/2036[3,5]	71	74
Freddie Mac Pool #848365 7.123% 7/1/2036[3,5]	263	271
Freddie Mac Pool #SB8328 5.50% 9/1/2039[3]	3,998	4,046
Freddie Mac Pool #760014 3.404% 8/1/2045[3,5]	365	359
Freddie Mac Pool #SI2002 4.00% 3/1/2048[3]	61	58
Freddie Mac Pool #SD8175 3.50% 10/1/2051[3]	13	12
Freddie Mac Pool #QF0924 5.50% 9/1/2052[3]	25	25
Freddie Mac Pool #SD2465 4.50% 10/1/2052[3]	129	124
Freddie Mac Pool #QF1573 5.50% 10/1/2052[3]	25	25
Freddie Mac Pool #SD2948 5.50% 11/1/2052[3]	325	325
Freddie Mac Pool #SD8288 5.00% 1/1/2053[3]	939	924
Freddie Mac Pool #SD8290 6.00% 1/1/2053[3]	8,809	8,918
Freddie Mac Pool #QF8331 5.50% 2/1/2053[3]	26	26
Freddie Mac Pool #SD8301 6.00% 2/1/2053[3]	4,372	4,431
Freddie Mac Pool #SD8315 5.00% 4/1/2053[3]	2,644	2,599
Freddie Mac Pool #SD2716 5.00% 4/1/2053[3]	2,038	2,006
Freddie Mac Pool #SD8324 5.50% 5/1/2053[3]	1,316	1,317
Freddie Mac Pool #SD2861 6.00% 5/1/2053[3]	4,581	4,664
Freddie Mac Pool #SD8325 6.00% 5/1/2053[3]	3,087	3,126
Freddie Mac Pool #QG3376 6.00% 5/1/2053[3]	203	206
Freddie Mac Pool #SD8329 5.00% 6/1/2053[3]	669	657
Freddie Mac Pool #SD8331 5.50% 6/1/2053[3]	1,520	1,521
Freddie Mac Pool #RA9279 6.00% 6/1/2053[3]	3,837	3,911
Freddie Mac Pool #RA9283 6.00% 6/1/2053[3]	3,637	3,703
Freddie Mac Pool #RA9281 6.00% 6/1/2053[3]	2,461	2,491
Freddie Mac Pool #RA9284 6.00% 6/1/2053[3]	1,766	1,821
Freddie Mac Pool #SD3240 6.00% 6/1/2053[3]	411	416
Freddie Mac Pool #RA9294 6.50% 6/1/2053[3]	2,723	2,811
Freddie Mac Pool #RA9292 6.50% 6/1/2053[3]	2,453	2,517
Freddie Mac Pool #RA9289 6.50% 6/1/2053[3]	2,236	2,319
Freddie Mac Pool #RA9288 6.50% 6/1/2053[3]	2,212	2,295
Freddie Mac Pool #RA9287 6.50% 6/1/2053[3]	1,582	1,644
Freddie Mac Pool #RA9290 6.50% 6/1/2053[3]	1,190	1,233
Short-Term Bond Fund of America — Page 16 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA9291 6.50% 6/1/2053[3]	USD836	$859
Freddie Mac Pool #RA9295 6.50% 6/1/2053[3]	650	682
Freddie Mac Pool #SD8341 5.00% 7/1/2053[3]	62	61
Freddie Mac Pool #SD3386 5.50% 7/1/2053[3]	4,347	4,351
Freddie Mac Pool #SD8342 5.50% 7/1/2053[3]	2,472	2,473
Freddie Mac Pool #SD3356 6.00% 7/1/2053[3]	2,146	2,173
Freddie Mac Pool #SD3432 6.00% 7/1/2053[3]	357	365
Freddie Mac Pool #SD3512 6.00% 8/1/2053[3]	177	179
Freddie Mac Pool #SD8362 5.50% 9/1/2053[3]	416	415
Freddie Mac Pool #SD8363 6.00% 9/1/2053[3]	3,502	3,547
Freddie Mac Pool #SD3825 6.50% 9/1/2053[3]	28,118	28,857
Freddie Mac Pool #SD4053 6.00% 10/1/2053[3]	30,138	30,528
Freddie Mac Pool #SD8368 6.00% 10/1/2053[3]	11,818	11,966
Freddie Mac Pool #SD6736 4.50% 11/1/2053[3]	26,530	25,492
Freddie Mac Pool #SD4977 5.00% 11/1/2053[3]	1,294	1,271
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[3]	3,054	3,146
Freddie Mac Pool #SD4693 6.50% 1/1/2054[3]	2,341	2,404
Freddie Mac Pool #SD8401 5.50% 2/1/2054[3]	42	42
Freddie Mac Pool #SD8402 6.00% 2/1/2054[3]	7,719	7,814
Freddie Mac Pool #SD8408 5.50% 3/1/2054[3]	3,810	3,808
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[3]	1,035	1,039
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[3]	769	769
Freddie Mac Pool #SD5303 6.00% 4/1/2054[3]	1,778	1,811
Freddie Mac Pool #QI3333 6.00% 4/1/2054[3]	203	206
Freddie Mac Pool #SD8428 4.00% 5/1/2054[3]	10,774	10,082
Freddie Mac Pool #SD8432 6.00% 5/1/2054[3]	8,509	8,614
Freddie Mac Pool #SD5692 6.00% 5/1/2054[3]	275	280
Freddie Mac Pool #RJ1857 5.50% 6/1/2054[3]	60,393	60,537
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[3]	7,529	7,559
Freddie Mac Pool #SD8439 6.00% 6/1/2054[3]	12,947	13,105
Freddie Mac Pool #RJ1785 6.00% 6/1/2054[3]	117	118
Freddie Mac Pool #SD8440 6.50% 6/1/2054[3]	711	728
Freddie Mac Pool #RJ1960 5.50% 7/1/2054[3]	4,188	4,203
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[3]	3,361	3,361
Freddie Mac Pool #QI8872 5.50% 7/1/2054[3]	3,092	3,099
Freddie Mac Pool #SD8447 6.00% 7/1/2054[3]	6,770	6,853
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[3]	2,602	2,669
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[3]	1,881	1,917
Freddie Mac Pool #SD5813 6.00% 7/1/2054[3]	1,459	1,487
Freddie Mac Pool #QI8874 6.00% 7/1/2054[3]	866	881
Freddie Mac Pool #SD5873 6.00% 7/1/2054[3]	640	650
Freddie Mac Pool #SD5896 6.00% 7/1/2054[3]	385	391
Freddie Mac Pool #QI9151 6.50% 7/1/2054[3]	1,556	1,601
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[3]	30	31
Freddie Mac Pool #SD5986 6.50% 7/1/2054[3]	12	13
Freddie Mac Pool #SD8448 6.50% 7/1/2054[3]	9	9
Freddie Mac Pool #RJ2193 5.00% 8/1/2054[3]	289	284
Freddie Mac Pool #RJ2241 5.00% 8/1/2054[3]	209	206
Freddie Mac Pool #RJ2195 5.00% 8/1/2054[3]	189	186
Freddie Mac Pool #RJ2200 5.50% 8/1/2054[3]	2,210	2,210
Freddie Mac Pool #RJ2201 5.50% 8/1/2054[3]	1,503	1,509
Freddie Mac Pool #RJ2206 5.50% 8/1/2054[3]	1,505	1,507
Freddie Mac Pool #RJ2243 5.50% 8/1/2054[3]	1,272	1,275
Freddie Mac Pool #SD6286 5.50% 8/1/2054[3]	580	583
Short-Term Bond Fund of America — Page 17 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2203 5.50% 8/1/2054[3]	USD234	$235
Freddie Mac Pool #SD8454 6.00% 8/1/2054[3]	5,921	5,993
Freddie Mac Pool #RJ2212 6.00% 8/1/2054[3]	4,032	4,109
Freddie Mac Pool #RJ2211 6.00% 8/1/2054[3]	2,966	3,024
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[3]	2,532	2,570
Freddie Mac Pool #RJ2213 6.00% 8/1/2054[3]	2,034	2,073
Freddie Mac Pool #RJ2245 6.00% 8/1/2054[3]	1,940	1,974
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[3]	856	867
Freddie Mac Pool #SD6029 6.00% 8/1/2054[3]	826	842
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[3]	6,390	6,604
Freddie Mac Pool #RJ2223 6.50% 8/1/2054[3]	6,301	6,512
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[3]	2,578	2,654
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[3]	1,580	1,622
Freddie Mac Pool #RJ2298 5.50% 9/1/2054[3]	9,470	9,481
Freddie Mac Pool #RJ2422 5.50% 9/1/2054[3]	2,489	2,490
Freddie Mac Pool #QJ3044 5.50% 9/1/2054[3]	2,201	2,199
Freddie Mac Pool #SD6328 5.50% 9/1/2054[3]	1,058	1,062
Freddie Mac Pool #RJ2415 5.50% 9/1/2054[3]	1,042	1,047
Freddie Mac Pool #RJ2408 5.50% 9/1/2054[3]	929	931
Freddie Mac Pool #SD8463 6.00% 9/1/2054[3]	8,165	8,265
Freddie Mac Pool #RJ2409 6.00% 9/1/2054[3]	3,613	3,677
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[3]	2,861	2,911
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[3]	1,592	1,623
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[3]	1,501	1,530
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[3]	1,363	1,392
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[3]	888	901
Freddie Mac Pool #SD6288 6.50% 9/1/2054[3]	2,047	2,111
Freddie Mac Pool #RJ2474 6.50% 9/1/2054[3]	1,708	1,754
Freddie Mac Pool #SD6271 6.50% 9/1/2054[3]	1,659	1,714
Freddie Mac Pool #RJ2411 6.50% 9/1/2054[3]	1,124	1,155
Freddie Mac Pool #QJ4693 6.50% 9/1/2054[3]	836	860
Freddie Mac Pool #RJ2470 6.50% 9/1/2054[3]	625	642
Freddie Mac Pool #SD6733 6.50% 10/1/2054[3]	576	591
Freddie Mac Pool #SD8471 6.50% 10/1/2054[3]	144	147
Freddie Mac Pool #SD8473 4.50% 11/1/2054[3]	1,353	1,300
Freddie Mac Pool #RJ2851 4.50% 11/1/2054[3]	1,089	1,046
Freddie Mac Pool #RJ2917 5.50% 11/1/2054[3]	22,589	22,594
Freddie Mac Pool #RJ2922 6.00% 11/1/2054[3]	2,255	2,284
Freddie Mac Pool #SD8487 4.00% 12/1/2054[3]	17,626	16,493
Freddie Mac Pool #RJ3082 5.50% 12/1/2054[3]	8,393	8,413
Freddie Mac Pool #SD8493 5.50% 12/1/2054[3]	18	18
Freddie Mac, Series K-517, Class A2, 5.355% 1/25/2029[3,5]	5,950	6,135
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[3]	596	594
Freddie Mac, Series K045, Class A2, Multi Family, 3.023% 1/25/2025[3]	16,553	16,476
Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[3,5]	15,170	15,119
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[3]	20,724	20,603
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[3]	12,982	12,843
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[3]	12,466	12,392
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[3,5]	13,157	13,058
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[3]	2,677	2,648
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[3]	2,075	2,047
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 1/25/2026[3]	400	392
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 7/25/2026[3]	30	29
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 11/25/2027[3,5]	10	10
Short-Term Bond Fund of America — Page 18 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029[3]	USD34,995	$36,013
Freddie Mac, Series K518, Class A2, Multi Family, 5.40% 1/25/2029[3]	6,017	6,222
Freddie Mac, Series K516, Class A2, Multi Family, 5.477% 1/25/2029[3]	4,981	5,142
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[3,5]	2,882	2,690
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[3,5]	4,498	4,175
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[3]	4,503	4,132
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[3,5]	13	12
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[3]	10	9
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[3]	2,359	2,258
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[3]	3,238	3,096
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 3/25/2058[3]	42	40
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[3]	874	832
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[3]	6,797	6,446
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[3]	1,382	1,283
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[3]	9,914	9,550
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[3]	1,641	1,576
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[3]	34	34
Government National Mortgage Assn. Pool #MA5653 5.00% 12/20/2048[3]	1,431	1,430
Government National Mortgage Assn. Pool #MA5765 5.00% 2/20/2049[3]	309	309
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049[3]	1,002	1,000
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[3]	29	29
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[3]	308	304
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[3]	18,606	18,364
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053[3]	18,482	18,239
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061[3]	1	1
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[3]	3	3
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061[3]	3	3
Government National Mortgage Assn. Pool #725876 4.901% 9/20/2061[3]	— [7]	— [7]
Government National Mortgage Assn. Pool #710085 4.969% 9/20/2061[3]	1	1
Government National Mortgage Assn. Pool #725879 4.893% 10/20/2061[3]	1	1
Government National Mortgage Assn. Pool #AC0975 4.68% 4/20/2063[3]	1	1
Government National Mortgage Assn. Pool #AC1008 4.68% 10/20/2063[3]	— [7]	— [7]
Government National Mortgage Assn. Pool #776094 4.809% 10/20/2063[3]	1	1
Government National Mortgage Assn. Pool #AG8041 4.518% 11/20/2063[3]	4	4
Government National Mortgage Assn. Pool #AG8060 4.517% 12/20/2063[3]	4	4
Government National Mortgage Assn. Pool #AG8069 4.39% 1/20/2064[3]	5	5
Government National Mortgage Assn. Pool #AG8070 4.517% 1/20/2064[3]	4	4
Government National Mortgage Assn. Pool #AC1026 4.68% 1/20/2064[3]	1	1
Government National Mortgage Assn. Pool #AG8081 4.39% 2/20/2064[3]	5	5
Government National Mortgage Assn. Pool #AG8082 4.494% 2/20/2064[3]	3	3
Government National Mortgage Assn. Pool #AG8076 4.778% 2/20/2064[3]	1	1
Government National Mortgage Assn. Pool #767680 4.415% 6/20/2064[3]	11	10
Government National Mortgage Assn. Pool #AG8149 5.102% 6/20/2064[3,5]	23	23
Government National Mortgage Assn. Pool #AO0461 4.527% 8/20/2065[3]	6	6
Government National Mortgage Assn., Series 2018-98, Class A, 3.00% 10/16/2050[3]	1,826	1,757
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 4.61% 5/20/2062[3,5]	114	114
Government National Mortgage Assn., Series 2012-H20, Class PT, 5.227% 7/20/2062[3,5]	1,806	1,801
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.60%) 4.51% 3/20/2064[3,5]	587	585
Uniform Mortgage-Backed Security 6.00% 12/1/2039[3,8]	50,695	51,738
Uniform Mortgage-Backed Security 3.50% 12/1/2054[3,8]	3	3
Uniform Mortgage-Backed Security 4.00% 12/1/2054[3,8]	58,991	55,176
Uniform Mortgage-Backed Security 4.50% 12/1/2054[3,8]	27,651	26,554
Short-Term Bond Fund of America — Page 19 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 5.00% 12/1/2054[3,8]	USD248	$243
Uniform Mortgage-Backed Security 5.50% 12/1/2054[3,8]	42,479	42,434
Uniform Mortgage-Backed Security 6.00% 12/1/2054[3,8]	246	249
Uniform Mortgage-Backed Security 6.50% 12/1/2054[3,8]	52,043	53,284
Uniform Mortgage-Backed Security 7.00% 12/1/2054[3,8]	95,050	98,473
		1,574,339
Collateralized mortgage-backed obligations (privately originated) 7.43%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028)[3,4,6]	6,326	6,344
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028)[3,4,6]	5,975	5,965
Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 5.437% 10/25/2035[3,5]	811	798
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[3,4,5]	2,556	2,258
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[3,4,5]	2,966	2,877
Arroyo Mortgage Trust, Series 2019-2, Class A2, 3.498% 4/25/2049[3,4,5]	357	344
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049[3,4,5]	2,811	2,726
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[3,4]	1,135	1,077
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[3,4,6]	7,875	7,466
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[3,4,6]	15,685	15,018
ATLX Trust, Series 2024-RPL2, Class A1, 3.85% 4/25/2063 (4.85% on 10/1/2028)[3,4,6]	4,736	4,543
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[3,4,5]	1,995	1,832
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[3,4,5]	6,536	6,041
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[3,4,5]	6,082	5,903
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[3,4]	1,383	1,260
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026)[3,4,6]	1,187	1,144
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[3,4,6]	623	622
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[3,4,6]	6,099	6,070
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, 3.25% 10/25/2063[3,4,5]	19,234	17,552
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[3,4,6]	3,603	3,574
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 7/25/2049[3,4,5]	2,554	2,472
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[3]	1,000	912
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[3,4,5]	6,084	6,003
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A, 3.00% 5/25/2034[3,4,5]	3,168	3,085
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[3,4,5]	16,983	16,687
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[3,4,5]	41,961	40,664
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054[3,4]	7,841	7,619
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[3,4,5]	1,131	1,124
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[3,4,5]	8,390	7,842
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[3,4,5]	1,486	1,367
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[3,4,6]	8,315	8,350
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[3,4,5]	8,185	7,235
Connecticut Avenue Securities Trust, Series 2015-C01, Class 1M2, (30-day Average USD-SOFR + 4.414%) 9.149% 2/25/2025[3,5]	1,093	1,100
Connecticut Avenue Securities Trust, Series 2015-C03, Class 1M2, (30-day Average USD-SOFR + 5.114%) 9.849% 7/25/2025[3,5]	6,452	6,573
Connecticut Avenue Securities Trust, Series 2017-C01, Class 1B1, (30-day Average USD-SOFR + 5.864%) 10.599% 7/25/2029[3,5]	850	927
Connecticut Avenue Securities Trust, Series 2018-C01, Class 1M2C, (30-day Average USD-SOFR + 2.364%) 7.099% 7/25/2030[3,5]	4,405	4,479
Connecticut Avenue Securities Trust, Series 2018-C03, Class 1EB2, (30-day Average USD-SOFR + 0.964%) 5.699% 10/25/2030[3,5]	337	337
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.834% 3/25/2042[3,4,5]	1,890	1,921
Short-Term Bond Fund of America — Page 20 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.625% 6/25/2043[3,4,5]	USD1,948	$1,973
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.784% 1/25/2044[3,4,5]	2,992	2,994
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.834% 2/25/2044[3,4,5]	813	813
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.734% 5/25/2044[3,4,5]	4,092	4,093
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.884% 9/25/2044[3,4,5]	5,981	5,990
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[3,4]	2,088	2,016
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[3,4,5]	6,559	6,524
Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034[3,4,5]	26,606	26,073
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[3,4]	12,704	14,326
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.149% 10/25/2027[3,5]	74	74
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 9.549% 4/25/2028[3,5]	1,676	1,718
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.399% 7/25/2028[3,5]	1,411	1,464
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, (30-day Average USD-SOFR + 5.114%) 9.849% 12/25/2028[3,5]	5,318	5,607
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA2, Class M2AR, (30-day Average USD-SOFR + 0.764%) 5.499% 12/25/2030[3,4,5]	506	508
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.034% 2/25/2042[3,4,5]	362	364
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.734% 4/25/2042[3,4,5]	1,730	1,750
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.684% 6/25/2042[3,4,5]	5,902	6,075
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.884% 9/25/2042[3,4,5]	124	125
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.549% 1/25/2050[3,4,5]	316	317
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028)[3,4,6]	829	832
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[3,4,6]	4,423	4,458
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[3,4,5]	14,760	13,237
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[3,4,6]	19,071	18,468
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[3,4]	5,918	5,581
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[3,4]	517	506
Homeward Opportunities Fund Trust, Series 2020-2, Class A2, 2.635% 5/25/2065[3,4,5]	140	139
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[3,4,6]	10,259	10,368
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[3,4,6]	13,724	13,696
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[3,4,6]	9,668	9,592
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[3,4,6]	2,008	2,007
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 5.25% 7/25/2067 (6.25% on 11/25/2025)[3,4,6]	5,828	5,813
MFRA Trust, Series 2020-NQM1, Class A1, 2.479% 3/25/2065[3,4,5]	1,328	1,274
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028)[3,4,6]	9,199	9,124
Mill City Mortgage Trust, Series 15-1, Class M3, 3.827% 6/25/2056[3,4,5]	3,373	3,329
Mill City Mortgage Trust, Series 2016-1, Class M2, 3.35% 4/25/2057[3,4,5]	5,048	5,013
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[3,4,5]	3,009	2,891
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[3,4,5]	3,522	3,412
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[3,4,6]	19,706	19,937
Short-Term Bond Fund of America — Page 21 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 11/26/2035[3,4,5]	USD220	$210
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 8/25/2055[3,4,5]	445	422
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056[3,4,5]	192	181
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057[3,4,5]	1,371	1,321
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[3,4,5]	384	373
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[3,4,5]	794	779
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 5/27/2058[3,4,5]	664	647
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[3,4,5]	5,335	5,073
New York Mortgage Trust, Series 2022-SP1, Class A1, 5.25% 7/25/2062 (8.25% on 7/1/2025)[3,4,6]	12,476	12,610
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[3,4,5]	2,868	2,686
Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037[3,4]	7,573	7,328
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.92% 11/25/2064 (6.61% on 11/1/2028)[3,4,6]	25,622	25,928
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[3,4,6]	5,328	5,356
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[3,4,6]	6,195	6,215
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[3,4,6]	10,597	10,668
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.623% 4/25/2053[3,4,5]	14,115	13,918
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[3,4,6]	7,087	7,024
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027)[3,4,6]	1,177	1,185
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[3,4,6]	8,519	8,584
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[3,4,6]	12,634	12,763
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[3,4,6]	11,025	11,147
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[3,4,6]	29,827	30,138
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[3,4,6]	4,744	4,720
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[3,4,6]	9,263	9,325
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[3,4,5]	7,958	6,976
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[3,4]	3,581	3,282
Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[3,4]	11,950	11,542
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[3,4]	5,675	5,417
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[3,4]	627	603
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[3,4]	6,139	5,749
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[3,4]	455	425
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[3,4,5]	418	387
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[3,4]	8,433	7,756
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[3,4,5]	433	430
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.359% 10/17/2041[3,4,5]	12,661	12,686
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1-month USD CME Term SOFR + 1.115%) 5.702% 10/25/2048[3,4,5]	2,417	2,451
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[3,4,5]	1,429	1,417
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.238% 3/25/2054[3,4,5]	3,500	3,432
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.517% 2/25/2055[3,4,5]	1,830	1,782
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[3,4,5]	2,083	2,073
Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.013% 5/25/2055[3,4,5]	19,970	19,524
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[3,4,5]	3,319	3,246
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056[3,4,5]	4,000	3,945
Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.122% 4/25/2056[3,4,5]	1,788	1,741
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[3,4,5]	2,538	2,459
Towd Point Mortgage Trust, Series 2016-5, Class M1, 3.375% 10/25/2056[3,4,5]	4,000	3,837
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[3,4,5]	6,189	6,117
Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.302% 2/25/2057[3,4,5]	386	401
Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25% 4/25/2057[3,4,5]	1,471	1,458
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.572% 4/25/2057[3,4,5]	564	552
Short-Term Bond Fund of America — Page 22 of 34

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[3,4,5]	USD6,818	$6,650
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[3,4,5]	2,504	2,426
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[3,4,5]	9	9
Towd Point Mortgage Trust, Series 2017-3, Class M1, 3.50% 7/25/2057[3,4,5]	2,300	2,188
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[3,4,5]	2,052	2,000
Towd Point Mortgage Trust, Series 2015-2, Class 2B1, 4.975% 11/25/2057[3,4,5]	2,484	2,471
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[3,4,5]	994	976
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[3,4,5]	4,709	4,624
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[3,4,5]	5,851	5,648
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75% 3/25/2058[3,4,5]	1,077	1,063
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[3,4,5]	4,472	4,361
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 5.702% 5/25/2058[3,4,5]	232	238
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.711% 12/25/2058[3,4,5]	4,590	4,422
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, (1-month USD CME Term SOFR + 1.115%) 5.702% 10/25/2059[3,4,5]	1,199	1,226
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[3,4]	2,914	2,617
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.772% 11/25/2060[3,4,5]	6,124	5,857
Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.772% 11/25/2060[3,4,5]	325	324
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[3,4]	9,175	8,762
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.163% 7/25/2065[3,4,5]	3,825	3,802
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039[3,4]	808	740
Tricon Residential Trust, Series 2024-SFR2, Class B, 5.70% 6/17/2028[3,4]	3,247	3,254
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2029[3,4]	10,000	9,653
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[3,4]	3,433	3,403
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[3,4]	4,493	4,488
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[3,4]	5,997	5,873
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[3,4,6]	5,883	5,893
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[3,4,6]	4,174	4,188
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[3,4,6]	9,986	10,083
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[3,4,6]	7,891	7,955
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[3,4,6]	34,441	34,799
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[3,4,6]	10,629	10,734
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069[3,4,5]	6,358	6,325
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[3,4,6]	5,995	5,977
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[3,4,5]	6,336	6,331
		892,241
Commercial mortgage-backed securities 6.11%
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[3,4]	1,981	1,866
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[3,4]	10,741	10,356
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.301% 7/15/2041[3,4,5]	3,803	3,821
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029[3,4,5]	7,479	7,503
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[3]	500	494
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[3]	10,654	10,314
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050[3]	3,099	2,999
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056[3,5]	1,465	1,520
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056[3,5]	4,885	5,243
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[3]	4,717	4,846
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057[3]	1,300	1,349
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057[3]	13,693	14,246
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057[3]	1,881	1,956
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057[3,5]	3,820	3,979
Short-Term Bond Fund of America — Page 23 of 34

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057[3,5]	USD1,798	$1,874
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[3]	1,185	1,071
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[3]	1,613	1,483
Bank Commercial Mortgage Trust, Series 2019-BN24, Class A3, 2.96% 11/15/2062[3]	1,649	1,501
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[3,4]	17,000	16,817
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.528% 3/15/2037[3,4,5]	6,045	5,693
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.455% 12/15/2056[3,5]	388	419
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[3,5]	1,570	1,537
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[3]	6,824	5,718
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[3,5]	4,348	4,558
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[3]	672	701
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057[3]	1,987	2,083
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[3]	14,584	14,966
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057[3,5]	550	568
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057[3]	581	589
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057[3]	4,440	4,619
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057[3]	1,930	2,010
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.951% 3/15/2041[3,4,5]	11,506	11,528
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[3,5]	971	1,017
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056[3,5]	1,996	2,119
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056[3,5]	680	728
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[3,5]	2,244	2,330
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[3,5]	3,940	4,111
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057[3]	707	716
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.53% 8/15/2041[3,4,5]	10,000	10,059
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.507% 4/15/2037[3,4,5]	10,157	10,221
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 6.228% 11/15/2026[3,4,5]	16,134	16,164
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.724% 6/15/2027[3,4,5]	4,773	4,800
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.051% 4/15/2029[3,4,5]	6,978	6,996
BX Trust, Series 21-MFM1, Class A, (1-month USD CME Term SOFR + 0.81%) 5.424% 1/15/2034[3,4,5]	589	588
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.15% 5/15/2034[3,4,5]	12,829	12,864
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.313% 9/15/2034[3,4,5]	21,431	21,319
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.424% 9/15/2036[3,4,5]	18,852	18,830
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.623% 10/15/2036[3,4,5]	7,298	7,266
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.394% 6/15/2038[3,4,5]	2,681	2,677
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.594% 6/15/2038[3,4,5]	955	953
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.574% 11/15/2038[3,4,5]	16,463	16,440
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.599% 2/15/2039[3,4,5]	10,634	10,561
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.301% 8/15/2039[3,4,5]	24,249	24,358
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[3,4,5]	25,672	25,655
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[3,4]	3,158	3,013
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.50% 7/15/2041[3,4,5]	3,180	3,193
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.95% 7/15/2041[3,4,5]	421	423
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[3,4,5]	10,569	10,600
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[3]	2,000	1,888
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[3,4,5]	17,000	17,689
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[3,4,5]	6,311	6,453
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[3]	1,000	975
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[3]	5,019	4,978
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[3]	4,000	3,847
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[3]	147	147
Short-Term Bond Fund of America — Page 24 of 34

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[3]	USD318	$308
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050[3,5]	882	832
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[3]	554	553
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[3,4]	5,393	5,570
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[3,4,5]	10,785	10,909
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039[3,4,5]	10,256	10,374
ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039[3,4,5]	5,283	5,342
ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/2039[3,4,5]	4,744	4,797
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.804% 7/15/2038[3,4,5]	10,016	10,030
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[3]	7,079	7,210
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[3,4]	10,065	10,049
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[3,4]	8,886	9,233
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.42% 8/15/2039[3,4,5]	10,000	10,043
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.301% 5/15/2041[3,4,5]	18,077	18,151
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041[3,4,5]	19,636	19,673
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[3]	519	519
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[3]	1,460	1,438
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.382% 5/10/2050[3]	6,846	6,789
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[3]	1,000	953
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[3]	2,975	2,481
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.056% 5/17/2038[3,4,5]	4,500	4,501
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 6.209% 5/15/2037[3,4,5]	18,250	18,293
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[3,4,5]	7,830	7,900
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[3]	2,333	2,235
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[3,4]	7,510	6,901
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[3,5]	2,738	2,658
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[3]	2,145	2,079
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 6.343% 11/15/2039[3,4,5]	4,950	4,955
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (3-month USD CME Term SOFR + 1.542%) 6.115% 12/15/2039[3,4,5]	7,965	7,945
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041[3,4,5]	10,198	10,095
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[3,4]	6,622	6,095
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.525% 4/15/2038[3,4,5]	3,272	3,269
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249% 2/15/2048[3]	84	84
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[3]	4,000	3,983
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[3,5]	1,000	961
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB, 3.383% 10/15/2048[3]	116	115
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 11/15/2052[3]	781	766
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[3,4]	7,505	6,997
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[3,4]	7,365	6,557
ROCC Trust, Series 2024-CNTR, Class A, 5.388% 11/13/2041[3,4]	5,000	5,022
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.001% 5/15/2039[3,4,5]	6,371	6,356
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.874% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[3,4,6]	14,280	13,821
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.224% 5/15/2038[3,4,5]	500	475
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048[3]	771	744
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 5.30% 7/15/2036[3,4,5]	6,572	6,562
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.455% 11/15/2038[3,4,5]	5,061	5,059
Short-Term Bond Fund of America — Page 25 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.609% 1/15/2039[3,4,5]	USD16,312	$16,240
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[3,5]	6,749	6,676
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[3]	5,160	4,979
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050[3,5]	1,000	943
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057[3]	410	431
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[3]	2,452	2,555
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.146% 11/15/2057[3,5]	3,899	4,074
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[3,5]	8,775	8,682
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.398% 11/15/2027[3,4,5]	17,286	17,402
		733,869
Total mortgage-backed obligations		3,200,449
Corporate bonds, notes & loans 6.22% Financials 4.00%
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[4,6]	20,000	20,417
American Express Co. 4.90% 2/13/2026	1,250	1,254
American Express Co. 5.645% 4/23/2027 (USD-SOFR + 0.75% on 4/23/2026)[6]	18,000	18,213
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[6]	10,000	9,995
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[6]	2,500	2,508
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[4,6]	10,000	10,088
Bank of Montreal 4.567% 9/10/2027 (USD-SOFR + 0.88% on 9/10/2026)[6]	10,000	9,985
Bank of New York Mellon (The) (USD-SOFR + 0.45%) 5.815% 3/13/2026[5]	10,000	10,005
BPCE SA 1.625% 1/14/2025[4]	6,000	5,978
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[4,6]	10,000	10,086
Chubb INA Holdings, LLC 3.35% 5/3/2026	1,275	1,256
Citibank, NA 4.929% 8/6/2026	3,000	3,017
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[6]	2,000	1,991
Cooperatieve Rabobank UA 4.85% 1/9/2026	20,000	20,085
Guardian Life Global Funding 0.875% 12/10/2025[4]	8,000	7,707
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[6]	20,000	19,906
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[6]	23,895	24,347
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]	5,000	5,010
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[6]	11,295	11,231
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[6]	23,000	23,402
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[6]	10,000	10,074
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[6]	15,000	15,253
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[6]	1,325	1,340
Mastercard, Inc. 4.10% 1/15/2028	18,365	18,254
Met Tower Global Funding 1.25% 9/14/2026[4]	20,000	18,889
Metropolitan Life Global Funding I 5.00% 1/6/2026[4]	10,000	10,049
Metropolitan Life Global Funding I 1.875% 1/11/2027[4]	16,000	15,141
Metropolitan Life Global Funding I 4.40% 6/30/2027[4]	5,600	5,590
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[6]	10,000	10,194
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027)[6]	10,000	10,056
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	6,645	6,718
National Australia Bank, Ltd. 5.087% 6/11/2027	2,000	2,034
National Australia Bank, Ltd. 4.50% 10/26/2027	20,000	19,981
New York Life Global Funding 0.95% 6/24/2025[4]	17,280	16,922
Short-Term Bond Fund of America — Page 26 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
New York Life Global Funding 0.85% 1/15/2026[4]	USD8,000	$7,680
Nordea Bank ABP 3.60% 6/6/2025[4]	3,000	2,985
Northwestern Mutual Global Funding 0.80% 1/14/2026[4]	16,215	15,555
Northwestern Mutual Global Funding 4.11% 9/12/2027[4]	2,500	2,479
PNC Financial Services Group, Inc. 5.102% 7/23/2027 (USD-SOFR + 0.796% on 7/23/2026)[6]	12,500	12,576
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[6]	2,500	2,563
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[6]	7,295	7,293
Swedbank AB 6.136% 9/12/2026[4]	20,000	20,455
Toronto-Dominion Bank (The) 1.15% 6/12/2025	7,208	7,074
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[6]	2,931	2,983
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	8,788	8,755
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[6]	13,000	13,263
		480,637
Health care 0.46%
AbbVie, Inc. 4.80% 3/15/2027	13,000	13,099
AbbVie, Inc. 4.80% 3/15/2029	10,000	10,090
Bristol-Myers Squibb Co. 4.90% 2/22/2029	12,000	12,175
Eli Lilly and Co. 5.00% 2/27/2026	1,250	1,250
Novartis Capital Corp. 2.00% 2/14/2027	3,656	3,482
Roche Holdings, Inc. 4.203% 9/9/2029[4]	5,562	5,501
UnitedHealth Group, Inc. 4.80% 1/15/2030	10,000	10,104
		55,701
Consumer discretionary 0.46%
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[4]	4,569	4,571
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[4]	3,343	3,356
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[4]	6,525	6,178
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[4]	3,502	3,520
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[4]	6,068	6,207
Hyundai Capital America 5.45% 6/24/2026[4]	6,226	6,281
Hyundai Capital America 5.275% 6/24/2027[4]	10,000	10,118
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[4]	3,725	3,751
Toyota Motor Credit Corp. 0.80% 1/9/2026	8,695	8,351
Toyota Motor Credit Corp. 4.45% 5/18/2026	2,500	2,501
		54,834
Information technology 0.41%
Accenture Capital, Inc. 3.90% 10/4/2027	11,500	11,372
Apple, Inc. 4.00% 5/10/2028	7,500	7,457
Cisco Systems, Inc. 4.80% 2/26/2027	22,535	22,752
Microsoft Corp. 3.40% 6/15/2027	7,500	7,359
		48,940
Energy 0.26%
Qatar Energy 1.375% 9/12/2026[4]	15,000	14,173
Saudi Arabian Oil Co. 1.625% 11/24/2025[4]	17,690	17,169
		31,342
Short-Term Bond Fund of America — Page 27 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 0.19%	Principal amount (000)	Value (000)
Air Products and Chemicals, Inc. 1.50% 10/15/2025	USD3,405	$3,319
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	8,000	8,032
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026	6,000	6,071
EIDP, Inc. 4.50% 5/15/2026	5,417	5,419
		22,841
Communication services 0.14%
Comcast Corp. 5.10% 6/1/2029	10,000	10,216
SBA Tower Trust 1.631% 11/15/2026[4]	6,741	6,302
		16,518
Real estate 0.13%
Public Storage Operating Co. (USD-SOFR Index + 0.70%) 5.954% 4/16/2027[5]	15,000	15,074
Utilities 0.09%
Florida Power & Light Co. 5.15% 6/15/2029	1,000	1,025
Southern California Edison Co. 4.875% 2/1/2027	9,150	9,212
		10,237
Consumer staples 0.08%
Philip Morris International, Inc. 4.875% 2/15/2028	2,500	2,523
Procter & Gamble Co. 4.10% 1/26/2026	5,254	5,245
Procter & Gamble Co. 1.00% 4/23/2026	2,389	2,289
		10,057
Total corporate bonds, notes & loans		746,181
Bonds & notes of governments & government agencies outside the U.S. 1.42%
Abu Dhabi (Emirate of) 3.125% 10/11/2027[4]	15,000	14,452
Asian Development Bank 2.875% 5/6/2025	10,981	10,903
Asian Development Bank 1.00% 4/14/2026	19,197	18,361
Asian Development Bank 3.875% 9/28/2032	1,163	1,136
Caisse d’Amortissement de la Dette Sociale 4.00% 1/25/2026[4]	9,184	9,134
Chile (Republic of) 4.85% 1/22/2029	1,855	1,860
Corporacion Andina de Fomento 5.00% 1/24/2029	7,017	7,126
CPPIB Capital, Inc. 0.875% 9/9/2026[4]	10,154	9,554
CPPIB Capital, Inc. 4.375% 1/30/2027[4]	1,702	1,704
CPPIB Capital, Inc. 4.25% 7/20/2028[4]	2,393	2,385
Development Bank of Japan, Inc. 1.75% 2/18/2025[4]	14,294	14,204
European Bank for Reconstruction & Development 0.50% 5/19/2025	4,750	4,662
European Investment Bank 4.00% 2/15/2029	14,700	14,634
Inter-American Development Bank 0.625% 7/15/2025	5,500	5,362
Inter-American Development Bank 4.50% 5/15/2026	3,528	3,537
International Bank for Reconstruction and Development 1.625% 1/15/2025	2	2
International Bank for Reconstruction and Development 0.75% 3/11/2025	3,526	3,489
Japan Bank for International Cooperation 2.875% 4/14/2025	7,888	7,837
Japan Bank for International Cooperation 4.25% 1/26/2026	9,626	9,592
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[4]	6,173	5,802
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[4]	8,000	7,740
Saskatchewan (Province of) 3.25% 6/8/2027	3,364	3,272
Saudi Arabia (Kingdom of) 3.25% 10/26/2026	2,000	1,950
Short-Term Bond Fund of America — Page 28 of 34

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Sweden (Kingdom of) 4.375% 1/30/2026[4]	USD8,840	$8,829
Swedish Export Credit Corp. 4.375% 2/13/2026	2,660	2,657
		170,184
Municipals 0.17% California 0.06%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	7,500	7,381
Florida 0.11%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	13,725	13,460
Total municipals		20,841
Federal agency bonds & notes 0.04%
Fannie Mae 0.375% 8/25/2025	4,033	3,918
Federal Farm Credit Banks 1.125% 1/6/2025	1,363	1,358
		5,276
Total bonds, notes & other debt instruments (cost: $11,047,956,000)		11,049,526
Short-term securities 11.06% Money market investments 11.06%	Shares
Capital Group Central Cash Fund 4.65%[9,10]	13,276,207	1,327,753
Total short-term securities (cost: $1,327,677,000)		1,327,753
Options purchased (equity style) 0.03%
Options purchased (equity style)*		3,189
Total options purchased (equity style) (cost: $4,638,000)		3,189
Total investment securities 103.13% (cost: $12,380,271,000)		12,380,468
Total options written† (0.02)% (premium received: $2,941,000)		(2,622)
Other assets less liabilities (3.11)%		(373,160)
Net assets 100.00%		$12,004,686
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 11/30/2024 (000)
Call
3 Month SOFR Futures Option	775	12/13/2024	USD96.00	USD193,750	$465
3 Month SOFR Futures Option	538	12/13/2024	97.50	134,500	3
3 Month SOFR Futures Option	775	12/13/2024	97.50	193,750	5
3 Month SOFR Futures Option	1,500	3/14/2025	97.00	375,000	66
3 Month SOFR Futures Option	172	6/13/2025	97.00	43,000	27
3 Month SOFR Futures Option	193	6/13/2025	98.00	48,250	11
3 Month SOFR Futures Option	53	9/12/2025	97.00	13,250	17
Short-Term Bond Fund of America — Page 29 of 34

unaudited
*Options purchased (equity style) (continued)

Options on futures (continued)
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 11/30/2024 (000)
3 Month SOFR Futures Option	550	9/12/2025	USD98.00	USD137,500	$58
					$652
Put
U.S Treasury Contracts Option	1,083	12/6/2024	USD110.00	USD108,300	$51
3 Month SOFR Futures Option	5,038	12/13/2024	94.38	1,259,500	31
3 Month SOFR Futures Option	3,415	12/13/2024	95.56	853,750	384
3 Month SOFR Futures Option	3,416	12/13/2024	95.81	854,000	2,071
					$2,537
					$3,189
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 11/30/2024 (000)
Call
3 Month SOFR Futures Option	1,550	12/13/2024	USD97.00	USD(387,500)	$(19)
3 Month SOFR Futures Option	1,500	3/14/2025	98.00	(375,000)	(19)
					$(38)
Put
U.S Treasury Contracts Option	1,083	12/6/2024	USD109.00	USD(108,300)	$(1)
3 Month SOFR Futures Option	3,415	12/13/2024	95.69	(853,750)	(1,046)
3 Month SOFR Futures Option	3,416	12/13/2024	95.75	(854,000)	(1,537)
					$(2,584)
					$(2,622)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2024 (000)
U.S Treasury Contracts	Short	142	3/31/2025	USD(16,969)	$(357)
U.S Treasury Contracts	Short	957	3/31/2025	(106,407)	(558)
U.S Treasury Contracts	Long	29,367	4/3/2025	6,052,814	11,082
U.S Treasury Contracts	Short	918	4/3/2025	(98,778)	(428)
30 Day Federal Funds Futures	Long	65	2/3/2025	25,891	8
3 Month SOFR Futures	Short	70	3/19/2025	(16,725)	7
3 Month SOFR Futures	Short	30	9/17/2025	(7,198)	46
10 Year Ultra U.S. Treasury Note Futures	Short	5,421	3/31/2025	(622,314)	(9,928)
30 Year Ultra U.S. Treasury Bond Futures	Short	785	3/31/2025	(99,842)	(2,734)
					$(2,862)
Short-Term Bond Fund of America — Page 30 of 34

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.63358%	Annual	10/31/2025	USD4,898	$(16)	$—	$(16)
3.948%	Annual	SOFR	Annual	11/6/2026	19,000	(22)	—	(22)
3.8825%	Annual	SOFR	Annual	12/7/2028	16,590	55	—	55
SOFR	Annual	3.878%	Annual	12/6/2033	12,070	(168)	—	(168)
						$(151)	$—	$(151)
Investments in affiliates10

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Short-term securities 11.06%
Money market investments 11.06%
Capital Group Central Cash Fund 4.65%[9]	$1,563,407	$1,081,320	$1,316,715	$96	$(355)	$1,327,753	$16,443

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $32,884,000, which represented .27% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,277,929,000, which represented 35.64% of the net assets of the fund.

[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Step bond; coupon rate may change at a later date.
[7]	Amount less than one thousand.
[8]	Purchased on a TBA basis.
[9]	Rate represents the seven-day yield at 11/30/2024.
[10]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Short-Term Bond Fund of America — Page 31 of 34

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $3,449,929,000. The average month-end notional amount of futures contracts while held was $8,768,630,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $1,396,375,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Short-Term Bond Fund of America — Page 32 of 34

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,588,588	$—	$3,588,588
Asset-backed obligations	—	3,318,007	—	3,318,007
Mortgage-backed obligations	—	3,200,449	—	3,200,449
Corporate bonds, notes & loans	—	746,181	—	746,181
Bonds & notes of governments & government agencies outside the U.S.	—	170,184	—	170,184
Municipals	—	20,841	—	20,841
Federal agency bonds & notes	—	5,276	—	5,276
Short-term securities	1,327,753	—	—	1,327,753
Options purchased on futures (equity style)	3,189	—	—	3,189
Total	$1,330,942	$11,049,526	$—	$12,380,468

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,143	$—	$—	$11,143
Unrealized appreciation on centrally cleared interest rate swaps	—	55	—	55
Liabilities:
Value of options written	(2,622)	—	—	(2,622)
Unrealized depreciation on futures contracts	(14,005)	—	—	(14,005)
Unrealized depreciation on centrally cleared interest rate swaps	—	(206)	—	(206)
Total	$(5,484)	$(151)	$—	$(5,635)
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Short-Term Bond Fund of America — Page 33 of 34

unaudited

Key to abbreviation(s)
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-048-0125
Short-Term Bond Fund of America — Page 34 of 34